johim13f-093011
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [X];               Amendment Number: 3
       This Amendment (Check only one):         [X] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         October 21, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      72
                                                  -----------------------

Form 13F Information Table Value Total:              $649,337 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer			Type of				Value		Shrs or		Shr/	Investment	Other		Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Discretion	Managers  Sole 	Shared   None
51Job Inc		    	SP ADR REP COM 	 316827 10 4	 1,329		 33,254	   	SH	Shared-Defined	  0			  33,254
Agco Corporation 		COM		 001084 10 2	 4,240		122,640		SH	Shared-Defined	  0			 122,640
Altria Group Inc		COM		 02209S 10 3	 3,198		119,300		SH	Shared-Defined	  0			 119,300
American Express Co		COM		 025816 10 9	10,714		238,615		SH	Shared-Defined	  0			 238,615
American Tower Corporation	COM		 029912 20 1	 7,580		140,886		SH	Shared-Defined	  0			 140,886
Apache Corporation		COM		 037411 10 5	 4,336		 54,042		SH	Shared-Defined	  0			  54,042
Apple Inc			COM		 037833 10 0	36,128		 94,744		SH	Shared-Defined	  0			  94,744
AT&T Inc			COM		 00206R 10 2	 4,510		158,145		SH	Shared-Defined	  0			 158,145
Banco Bradesco			SP ADR PDF NEW	 059460 30 3	 4,515		305,263		SH	Shared-Defined	  0			 305,263
BE Aerospace			COM		 073302 10 1	 6,454		194,922		SH	Shared-Defined	  0			 194,922
Becton Dickinson		COM		 075887 10 9	 3,038		 41,438		SH	Shared-Defined	  0			  41,438
Berkshire Hathaway		COM		 084670 70 2	 1,151		 16,200		SH	Shared-Defined	  0			  16,200
Brookdale Senior Living		COM		 112463 10 4	   291		 23,220		SH	Shared-Defined	  0			  23,220
Bunge Ltd			COM		 G16962 10 5	 1,473		 25,273		SH	Shared-Defined	  0			  25,273
Cadiz Inc			COM		 127537 20 7	 3,434		434,112		SH	Shared-Defined	  0			 434,112
Chubb Corporation		COM		 171232 10 1	 1,202		 20,030		SH	Shared-Defined	  0			  20,030
Cisco Systems			COM		 17275R 10 2	 1,325		 85,500		SH	Shared-Defined	  0			  85,500
Citigroup Inc			COM		 172967 42 4	 2,046		 79,877		SH	Shared-Defined	  0			  79,877
Citrix Systems			COM		 177376 10 0	 2,058		 37,735		SH	Shared-Defined	  0			  37,735
Coca-Cola			COM		 191216 10 0	16,799		248,650		SH	Shared-Defined	  0			 248,650
Colgate-Palmolive		COM		 194162 10 3	51,595		581,813		SH	Shared-Defined	  0			 581,813
ConocoPhillips			COM		 20825C 10 4	 1,050		 16,575		SH	Shared-Defined	  0			  16,575
Ctrip.Com International Ltd	AMERICAN DEP SHS 22943F 10 0	 6,330		196,868		SH	Shared-Defined	  0			 196,868
DaVita Inc			COM		 23918K 10 8	 5,290		 84,404		SH	Shared-Defined	  0			  84,404
Dominion Resources Inc 		COM		 25746U 10 9	 8,524		167,902		SH	Shared-Defined	  0			 167,902
EMC Corporation			COM		 268648 10 2	21,648	      1,031,347		SH	Shared-Defined	  0		       1,031,347
Emerson Electric Co		COM		 291011 10 4	19,972		483,457		SH	Shared-Defined	  0			 483,457
Estee Lauder Co Inc		COM		 518439 10 4	 4,061		 46,235		SH	Shared-Defined	  0			  46,235
Express Scripts Inc		COM		 302182 10 0	 3,784		102,079		SH	Shared-Defined	  0			 102,079
Exxon Mobil Corporation		COM		 30231G 10 2	 6,492		 89,381		SH	Shared-Defined	  0		          89,381
Goldcorp Inc			COM		 380956 40 9	 9,115		199,710		SH	Shared-Defined	  0			 199,710
Goldman Sachs Group		COM		 38141G 10 4	 1,322		 13,980		SH	Shared-Defined	  0			  13,980
Google Inc			COM		 38259P 50 8	24,544		 47,655		SH	Shared-Defined	  0			  47,655
Hanover Insurance Group		COM		 410867 10 5	   621		 17,500		SH	Shared-Defined	  0			  17,500
Hershey Co (The)		COM		 427866 10 8	   653		 11,030		SH	Shared-Defined	  0			  11,030
Hess Corporation		COM		 42809H 10 7	 4,088		 77,918		SH	Shared-Defined	  0			  77,918
Home Depot Inc			COM		 437076 10 2	 4,194		127,584		SH	Shared-Defined	  0			 127,584
Informatica Corporation		COM		 45666Q 10 2	 7,146		174,505		SH	Shared-Defined	  0			 174,505
Intel Corporation		COM		 458140 10 0	   288		 13,500		SH	Shared-Defined	  0			  13,500
JP Morgan Chase			COM		 46625H 10 0	   417		 13,850		SH	Shared-Defined	  0			  13,850
Kansas City Southern Industries	COM		 485170 30 2	 9,853		197,217		SH	Shared-Defined	  0			 197,217
Kraft Foods Inc			COM		 50075N 10 4	 1,011		 30,104		SH	Shared-Defined	  0			  30,104
Lazard Ltd			SHS A		 G54050 10 2	 3,675		174,181		SH	Shared-Defined	  0			 174,181
Marsh & McLennan		COM		 571748 10 2	24,075		906,772		SH	Shared-Defined	  0			 906,772
McDonald's Corporation		COM		 580135 10 1	22,009		250,613		SH	Shared-Defined	  0			 250,613
Merck & Co Inc			COM		 58933Y 10 5	   531		 16,240		SH	Shared-Defined	  0			  16,240
Metlife Inc			COM		 59156R 10 8	 1,692		 60,400		SH	Shared-Defined	  0			  60,400
MGM Resorts International	COM		 552953 10 1	   666		 71,730		SH	Shared-Defined	  0			  71,730
Microsoft Corporation		COM		 594918 10 4	 2,164		 86,950		SH	Shared-Defined	  0			  86,950
Monsanto Com US$0.01		COM		 61166W 10 10	 2,071		 34,500		SH	Shared-Defined	  0			  34,500
National Oilwell Varco		COM		 637071 10 1	 6,370		124,359		SH	Shared-Defined	  0			 124,359
Northern Trust Corporation	COM		 665859 10 4	 5,463		156,170		SH	Shared-Defined	  0			 156,170
Nuvasive Inc			COM		 670704 10 5	 3,822		224,028		SH	Shared-Defined	  0			 224,028
Oracle Corporation		COM		 68389X 10 5	11,769		409,513		SH	Shared-Defined	  0			 409,513
Pepsico Inc			COM		 713448 10 8	   720		 11,625		SH	Shared-Defined	  0			  11,625
Pfizer Inc			COM		 717081 10 3	26,704	      1,510,416		SH	Shared-Defined	  0		       1,510,416
Philip Morris International	COM		 718172 10 9	23,607		378,436		SH	Shared-Defined	  0			 378,436
Polypore Intl Inc		COM		 73179V 10 3	 7,750		137,120		SH	Shared-Defined	  0			 137,120
Praxair Inc			COM		 74005p 10 4	32,352		346,086		SH	Shared-Defined	  0			 346,086
Procter & Gamble Co		COM		 742718 10 9	 1,181		 18,694		SH	Shared-Defined	  0			  18,694
Qualcomm Inc			COM		 747525 10 3	27,675		569,092		SH	Shared-Defined	  0			 569,092
Reynolds American		COM		 761716 10 6	43,654	      1,164,726		SH	Shared-Defined	  0		       1,164,726
Ryanair Holdings		SPONSORED ADR	 783513 10 4	 1,270		 49,337		SH	Shared-Defined	  0			  49,337
Salesforce.com Inc		COM		 79466L 30 2	18,797		164,485		SH	Shared-Defined	  0			 164,485
Schlumberger			COM		 806857 10 8	24,266		406,269		SH	Shared-Defined	  0			 406,269
Soufun Holdings Ltd		ADR		 836034 10 8	 3,877		380,821		SH	Shared-Defined	  0			 380,821
Southern Co			COM		 842587 10 7	 2,822		 66,610		SH	Shared-Defined	  0			  66,610
Telecomunicacoes de Sao Paulo	SPON ADR PFD	 87929A 10 2	 1,296		 48,992		SH	Shared-Defined	  0			  48,992
Trina Solar Limited		SPON ADR	 89628E 10 4	   193		 31,817		SH	Shared-Defined	  0			  31,817
United Technologies Corporation	COM		 913017 10 9	18,264		259,580		SH	Shared-Defined	  0			 259,580
Verizon Communications		COM		 92343V 10 4 	 7,209		195,900		SH	Shared-Defined	  0			 195,900
Wisconsin Energy Corporation	COM		 976657 10 6	15,573		497,705		SH	Shared-Defined	  0			 497,705